UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Avenue, Suite 2400

New York, NY 10151

(Address of principal executive offices)

 (Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400

New York, NY 10151

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

AMERICAM LOCKER GROUP

Ticker Symbol:ALGI	Cusip Number:027284108
Record Date: 5/6/2011	Meeting Date: 6/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

ASTA FUNDING

Ticker Symbol:ASFI	Cusip Number:046220109
Record Date: 12/14/2010	Meeting Date: 1/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

CADUS CORP.

Ticker Symbol:KDUS	Cusip Number:127639102
Record Date: 8/23/2010	Meeting Date: 10/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	liquidate company	Against	Stockholder	Against	With

CAPITAL SOUTHWEST

Ticker Symbol:CSWC	Cusip Number:140501107
Record Date: 5/28/2010	Meeting Date: 7/19/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

CENTRAL EUROPE & RUSSIA FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/13/2011	Meeting Date: 6/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

COSINE COMMUNICATIONS

Ticker Symbol:COSN	Cusip Number:221222607
Record Date: 11/17/2010	Meeting Date: 1/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	approve reverse stock split	For	Issuer	For	With
2	approve forward stock split	For	Issuer	For	With

ELECTRO-SENSORS

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 3/2/2011	Meeting Date: 4/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	set directors at 5	For	Issuer	For	With
3	Auditor approval	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 10/4/2010	Meeting Date: 11/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	approve increased shares for employee stock purchase plan	For	Issuer	For	With
3	Auditor approval	For	Issuer	For	With

FLEXSTEEL INDUSTRIES

Ticker Symbol:FLXS	Cusip Number:339382103
Record Date: 10/8/2010	Meeting Date: 12/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	amend articles of incorporation	Against	Issuer	For	Against
3	amend articles of incorporation	For	Issuer	For	With
4	delete part of articles of incorporation	For	Issuer	For	With
5	delete part of articles of incorporation	Against	Issuer	For	Against
6	allow certain board actions	Against	Issuer	For	Against
7	amend articles of incorporation	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/15/2011	Meeting Date: 6/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Say on pay resolution	For	Issuer	For	With
3	Say on pay frequency	For	Issuer	For	With

HARDINGE INC.

Ticker Symbol:HDNG	Cusip Number:412324303
Record Date: 3/7/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	adopt incentive stock plan	Against	Issuer	For	Against
3	Auditor approval	For	Issuer	For	With
4	say on pay resolution	For	Issuer	For	With
5	say on pay frequency	For	Issuer	For	With

JAPAN SMALLER CAP FUND

Ticker Symbol:JOF	Cusip Number:47109U104
Record Date: 9/21/2010	Meeting Date: 11/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Against	Issuer	For	Against

KEYSTONE CONSOLIDATED

Ticker Symbol:KYCC	Cusip Number:493422307
Record Date: 3/31/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	say on pay resolution	For	Issuer	For	With
3	say on pay frequency	For	Issuer	For	With

LYDALL INC.

Ticker Symbol:LDL	Cusip Number:550819108
Record Date: 3/1/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	say on pay resolution	For	Issuer	For	With
3	say on pay frequency	For	Issuer	For	With
4	Auditor approval	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062203
Record Date: 6/4/2010	Meeting Date: 7/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	Auditor approval	For	Issuer	For	With

MONTPELIER RE

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/25/2011	Meeting Date: 5/18/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With
3	say on pay resoluion	For	Issuer	For	With
4	say on pay frequency	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 1/18/2011	Meeting Date: 3/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

NOVT CORP.

Ticker Symbol:NVTP	Cusip Number:62936A205
Record Date: 5/10/2011	Meeting Date: 6/21/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

NU HORIZONS ELECTRONICS

Ticker Symbol:NUHC	Cusip Number:669908105
Record Date: 6/1/2010	Meeting Date: 7/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	approve outside directors stock plan	Against	Issuer	For	Against

NU HORIZONS ELECTRONICS

Ticker Symbol:NUHC	Cusip Number:669908105
Record Date: 10/25/2010	Meeting Date: 12/7/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	merger approval	For	Issuer	For	With

PAM TRANSPORTATION

Ticker Symbol:PTSI	Cusip Number:693149106
Record Date: 4/7/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	say on pay resolution	For	Issuer	For	With
3	say on pay frequency	For	Issuer	For	With
4	Auditor approval	For	Issuer	For	With

PENN MILLERS

Ticker Symbol:PMIC	Cusip Number:707561106
Record Date: 3/16/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

PERCEPTRON

Ticker Symbol:PRCP	Cusip Number:71361F100
Record Date: 9/24/2010	Meeting Date: 11/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	Auditor approval	For	Issuer	For	With

PETROLEUM & RESOURCES

Ticker Symbol:PEO	Cusip Number:716549100
Record Date: 2/10/2011	Meeting Date: 3/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

PREFERRED BANK

Ticker Symbol:PFBC	Cusip Number:740367107
Record Date: 4/7/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	approve reverse stock split	For	Issuer	For	With
3	Auditor approval	For	Issuer	For	With

SEABRIGHT HOLDINGS

Ticker Symbol:SBX	Cusip Number:811656107
Record Date: 3/23/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With
3	say on pay resolution	Against	Issuer	For	Against
4	say on pay frequency	For	Issuer	For	With

SIELOX INC.

Ticker Symbol:SLXN	Cusip Number:82620E107
Record Date: 9/10/2010	Meeting Date: 10/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	Against
2	Auditor approval	For	Issuer	For	With

STANLEY FURNITURE

Ticker Symbol:STLY	Cusip Number:854305208
Record Date: 3/4/2011	Meeting Date: 4/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	say on pay resolution	Against	Issuer	For	Against
3	say on pay frequency	For	Issuer	For	With

WESCO FINANCIAL

Ticker Symbol:WSC	Cusip Number:950817106
Record Date: 5/16/2011	Meeting Date: 6/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Merger approval	Against	Issuer	For	Against

WHX CORP.

Ticker Symbol:WXCP	Cusip Number:929248607
Record Date: 10/21/2010	Meeting Date: 12/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	Split	Issuer	For	With/Against
2	name change	For	Issuer	For	With
3	approve change to incentive stock plan	Against	Issuer	For	Against
4	Auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: July 25, 2011

*Print the name and title of each signing officer under his or her signature.